Taxation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxation

4. Taxation

Income Tax

(i) United States of America: The Company is incorporated in the State of Delaware and does not conduct any substantial operations of its own. No provision for profits tax have been made in the financial statements as the Company has no assessable profits for the three months ended March 31, 2015 and 2014, respectively.

(ii) BVI: Greenstar Holdings is incorporated in the BVI. Under the current law of the BVI, Greenstar Holdings is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Greenstar Holdings to its shareholders, no BVI withholding tax will be imposed.

(iii) Hong Kong: Greenstar HK was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax have been made in the financial statements as Greenstar HK has no assessable profits for the three months ended March 31, 2015 and 2014, respectively.

(iv) PRC: The foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities will be subject to a 5% withholding tax rate.

As of March 31, 2015, the Group had not recorded any withholding tax as since the PRC subsidiary is in net loss position.

The following table is the Group’s deferred tax assets:

	March 31, 2015	December 31, 2014
	(Unaudited)
Tax loss carry forward	$10,449	$-
Less: valuation allowance	(10,449)	-
Deferred tax assets	$-	$-

The following table reconciles the Group’s effective tax for the periods presented:

	Three months ended March 31, 2015	Three months ended March 31, 2014

Expected enterprise income tax benefit (expense) at statutory tax rate	$(13,053)	$(5)
Expenses non-deductible for tax purpose	2,604	5
Changes in valuation allowance	10,449
Effective enterprise income tax benefit (expense)	$-	$-

Non-deductible expenses in the three months ended March 31, 2015 were mainly the legal and professional fees in connection with the incorporation of the Company and its subsidiaries, as well as filings made with the SEC. The expenses were paid by the controlling shareholder with no appropriate document for tax deduction.

4. Taxation

Income Tax

(i) United States: The Company is incorporated in the State of Delaware and does not conduct any substantial operations of its own. No provision for profits tax have been made in the financial statements as the Company has no assessable profits for the year ended December 31, 2014 and the period ended December 31, 2013, respectively.

(ii) British Virgin Islands: Greenstar Holdings is incorporated in the BVI. Under the current law of the BVI, Greenstar Holdings is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Greenstar Holdings to its shareholders, no BVI withholding tax will be imposed.

(iii) Hong Kong: Greenstar HK was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax have been made in the financial statements as Greenstar HK has no assessable profits for the year ended December 31, 2014 and the period from October 25, 2013 (inception) to December 31, 2013, respectively.

(iv) PRC: The foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities will be subject to a 5% withholding tax rate.

As of December 31, 2014, the Group had not recorded any withholding tax as since the PRC subsidiary is in net loss position.

The following table reconciles the Group’s effective tax for the periods presented:

	Year ended December 31, 2014	October 25, 2013 (inception) through December 31, 2013

Expected enterprise income tax benefit (expense) at statutory tax rate	$(82,372)	$-
Expenses non-deductible for tax purpose	82,372	-
Effective enterprise income tax benefit (expense)	$-	$-

Non-deductible expenses in the year ended December 31, 2014 were mainly the legal and professional fees in connection with the incorporation of the Company and its subsidiaries, as well as filings made with the SEC. The expenses were paid by the controlling shareholder with no appropriate document for tax deduction.